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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000



                                        February 1, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust V (the "Trust") (File Nos. 2-38613 and 811-2031) on Behalf of: MFS(R)Total Return Fund ("MTR") MFS(R) Research Fund ("MFR") MFS(R) International New Discovery Fund ("MIO") MFS(R) International Strategic Growth Fund ("MGR") MFS(R) International Value Fund ("MIV")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for MTR, MFR, MIO, MGR and MIV do not differ from those contained in Post-Effective Amendment No. 49 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 26, 2001 for MTR, MFR, MIO, MGR and MIV.

         Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        MICHAEL WHITAKER
                                        Michael Whitaker
                                        Counsel

MW/bjn